Finance lease receivables - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 19,609	£ 19,660
Unearned future finance income	(2,447)	(2,272)
Rentals received in advance	(18)	(14)
Net investment	17,144	17,374
Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	6,202	5,950
Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	5,251	4,851
Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	4,297	4,609
Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	2,868	3,074
Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	516	631
Later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 475	£ 545